Basis of Preparation of the Financial Statements (Details)	Dec. 31, 2022 € / $	Dec. 31, 2022 ₪ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 ₪ / $	Dec. 31, 2020 ₪ / $
Disclosure Of Basis Of Preparation [Abstract]
Foreign exchange rate	0.938	3.519	0.883	3.11	3.215
Average USD exchange rate	0.95	3.359	0.845	3.23	3.479